LIFE INSURANCE SENSITIVITY ANALYSIS (Details)	Dec. 31, 2018
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) [Line Items]
Long-Duration Contracts, Assumptions by Product and Guarantee, Lapse Rate	90.00%
Maintenance and investment expenses expected rate	90.00%
Adjustment To Risk-Free Rate	(0.25%)
Guaranteed annuity option take up expected rate	5.00%
Long-Duration Contracts, Assumptions by Product and Guarantee, Volatility Rate	1.00%
Credit default spreads	0.25%
Allowance for illiquid premia	0.10%
Value of In-Force Non-Annuity Business [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) [Line Items]
Actuarial assumption of mortality rates	95
Value of In-Force Annuity Business [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) [Line Items]
Actuarial assumption of mortality rates	95